PSF MID-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 98.1%
Common Stocks
Aerospace & Defense — 0.6%
HEICO Corp. (Class A Stock)	21,654	$2,459,894
Airlines — 0.8%
Delta Air Lines, Inc.*	63,300	3,056,124
Automobiles — 0.5%
Thor Industries, Inc.	13,008	1,752,698
Banks — 1.2%
First Republic Bank	18,082	3,015,174
Signature Bank	7,570	1,711,577
		4,726,751
Beverages — 0.8%
Constellation Brands, Inc. (Class A Stock)	12,844	2,928,432
Biotechnology — 4.7%
Agios Pharmaceuticals, Inc.*(a)	50,565	2,611,177
Alnylam Pharmaceuticals, Inc.*	22,592	3,189,764
Exact Sciences Corp.*	33,179	4,372,329
Exelixis, Inc.*	108,331	2,447,197
Ionis Pharmaceuticals, Inc.*(a)	22,080	992,717
Neurocrine Biosciences, Inc.*	22,592	2,197,072
Seagen, Inc.*	15,869	2,203,569
		18,013,825
Building Products — 3.0%
Fortune Brands Home & Security, Inc.	38,290	3,668,948
Trane Technologies PLC	27,090	4,485,020
Trex Co., Inc.*(a)	33,926	3,105,586
		11,259,554
Capital Markets — 3.7%
Blackstone Group, Inc. (The)	30,840	2,298,505
Charles Schwab Corp. (The)	67,340	4,389,221
Evercore, Inc. (Class A Stock)	18,958	2,497,527
MarketAxess Holdings, Inc.	5,704	2,840,136
MSCI, Inc.	5,162	2,164,323
		14,189,712
Commercial Services & Supplies — 1.1%
Copart, Inc.*	38,111	4,139,236
Electrical Equipment — 3.0%
AMETEK, Inc.	25,988	3,319,447
Array Technologies, Inc.*(a)	55,751	1,662,495
Generac Holdings, Inc.*	19,795	6,481,873
		11,463,815
Electronic Equipment, Instruments & Components — 4.6%
Itron, Inc.*	25,626	2,271,745
Keysight Technologies, Inc.*	29,644	4,250,950
Littelfuse, Inc.	12,046	3,185,444
Trimble, Inc.*	26,527	2,063,535
Zebra Technologies Corp. (Class A Stock)*	12,058	5,850,301
		17,621,975
	Shares	Value
Common Stocks (continued)
Entertainment — 4.0%
Roku, Inc.*	19,727	$6,426,465
Spotify Technology SA*(a)	18,457	4,945,553
Take-Two Interactive Software, Inc.*	22,370	3,952,779
		15,324,797
Health Care Equipment & Supplies — 4.3%
Align Technology, Inc.*	7,023	3,803,165
Cooper Cos., Inc. (The)	8,822	3,388,442
Dexcom, Inc.*	6,860	2,465,416
Insulet Corp.*	13,547	3,534,683
ResMed, Inc.	16,200	3,143,124
		16,334,830
Health Care Providers & Services — 4.4%
Acadia Healthcare Co., Inc.*	36,580	2,090,181
Amedisys, Inc.*	10,787	2,856,290
Centene Corp.*	36,821	2,353,230
Cigna Corp.	16,039	3,877,268
McKesson Corp.	29,058	5,667,472
		16,844,441
Health Care Technology — 1.7%
Teladoc Health, Inc.*(a)	19,576	3,557,938
Veeva Systems, Inc. (Class A Stock)*	10,858	2,836,544
		6,394,482
Hotels, Restaurants & Leisure — 4.4%
Airbnb, Inc. (Class A Stock)*(a)	7,246	1,361,813
Booking Holdings, Inc.*	1,171	2,728,243
Chipotle Mexican Grill, Inc.*	2,870	4,077,753
DraftKings, Inc. (Class A Stock)*(a)	49,262	3,021,238
Las Vegas Sands Corp.*	55,188	3,353,223
Royal Caribbean Cruises Ltd.*	25,980	2,224,148
		16,766,418
Household Durables — 1.6%
Garmin Ltd.	24,052	3,171,256
Helen of Troy Ltd.*(a)	13,464	2,836,327
		6,007,583
Insurance — 0.5%
Progressive Corp. (The)	21,496	2,055,233
Interactive Media & Services — 3.1%
Match Group, Inc.*	39,669	5,449,727
Pinterest, Inc. (Class A Stock)*	53,025	3,925,441
Zillow Group, Inc. (Class C Stock)*(a)	20,299	2,631,562
		12,006,730
Internet & Direct Marketing Retail — 0.6%
Chewy, Inc. (Class A Stock)*(a)	26,737	2,264,891
IT Services — 5.0%
Affirm Holdings, Inc.*(a)	11,941	844,467
Global Payments, Inc.	21,939	4,422,464
MongoDB, Inc.*	10,199	2,727,519
Okta, Inc.*	16,031	3,533,713
Snowflake, Inc. (Class A Stock)*(a)	5,126	1,175,289
Square, Inc. (Class A Stock)*	8,066	1,831,385
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PSF MID-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Twilio, Inc. (Class A Stock)*	13,418	$4,572,318
		19,107,155
Leisure Products — 0.7%
Brunswick Corp.	27,254	2,599,214
Life Sciences Tools & Services — 2.4%
Agilent Technologies, Inc.	17,839	2,268,050
Maravai LifeSciences Holdings, Inc. (Class A Stock)*	81,053	2,888,729
Mettler-Toledo International, Inc.*	3,488	4,031,047
		9,187,826
Machinery — 2.7%
Ingersoll Rand, Inc.*	78,072	3,841,923
ITT, Inc.	35,366	3,215,123
Stanley Black & Decker, Inc.	16,267	3,248,032
		10,305,078
Media — 0.4%
Discovery, Inc. (Class C Stock)*	45,366	1,673,552
Metals & Mining — 0.8%
Freeport-McMoRan, Inc.*	93,990	3,095,091
Pharmaceuticals — 3.5%
Catalent, Inc.*	31,299	3,296,098
Horizon Therapeutics PLC*	55,865	5,141,814
Jazz Pharmaceuticals PLC*	15,840	2,603,621
Royalty Pharma PLC (Class A Stock)(a)	52,584	2,293,714
		13,335,247
Professional Services — 3.6%
Booz Allen Hamilton Holding Corp.	47,581	3,831,698
CoStar Group, Inc.*	2,355	1,935,551
Equifax, Inc.	21,450	3,885,238
IHS Markit Ltd.	43,341	4,194,542
		13,847,029
Road & Rail — 2.2%
Lyft, Inc. (Class A Stock)*	54,060	3,415,511
Old Dominion Freight Line, Inc.	20,182	4,851,954
		8,267,465
Semiconductors & Semiconductor Equipment — 9.5%
Advanced Micro Devices, Inc.*(a)	37,697	2,959,214
Cree, Inc.*(a)	19,051	2,059,985
Enphase Energy, Inc.*	19,001	3,081,202
Entegris, Inc.	47,081	5,263,656
Lam Research Corp.	7,188	4,278,585
Marvell Technology Group Ltd.	43,225	2,117,161
Microchip Technology, Inc.	33,501	5,200,025
SolarEdge Technologies, Inc.*	16,331	4,694,183
Teradyne, Inc.	35,510	4,320,857
Xilinx, Inc.	17,678	2,190,304
		36,165,172
	Shares	Value
Common Stocks (continued)
Software — 11.8%
ACV Auctions, Inc. (Class A Stock)*(a)	32,913	$1,139,119
Avalara, Inc.*	14,654	1,955,283
Cadence Design Systems, Inc.*	39,690	5,437,133
Coupa Software, Inc.*	10,650	2,710,212
Crowdstrike Holdings, Inc. (Class A Stock)*	23,293	4,251,206
DocuSign, Inc.*	17,302	3,502,790
Five9, Inc.*(a)	23,849	3,728,314
HubSpot, Inc.*	10,928	4,963,607
RingCentral, Inc. (Class A Stock)*	14,132	4,209,640
Synopsys, Inc.*	22,794	5,647,897
Trade Desk, Inc. (The) (Class A Stock)*	7,344	4,785,791
Zscaler, Inc.*	16,923	2,905,172
		45,236,164
Specialty Retail — 6.2%
Burlington Stores, Inc.*	13,292	3,971,650
CarMax, Inc.*	25,743	3,415,066
National Vision Holdings, Inc.*(a)	45,274	1,984,360
O’Reilly Automotive, Inc.*	10,084	5,115,109
Tractor Supply Co.	28,730	5,087,508
Ulta Beauty, Inc.*	13,799	4,266,237
		23,839,930
Textiles, Apparel & Luxury Goods — 0.7%
Lululemon Athletica, Inc.*	8,816	2,703,955

Total Long-Term Investments (cost $240,055,707)		374,974,299
Short-Term Investments — 9.3%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	1,629,793	1,629,793
PGIM Institutional Money Market Fund (cost $33,758,757; includes $33,755,062 of cash collateral for securities on loan)(b)(wa)	33,828,996	33,812,082

Total Short-Term Investments (cost $35,388,550)		35,441,875

TOTAL INVESTMENTS—107.4% (cost $275,444,257)		410,416,174

Liabilities in excess of other assets — (7.4)%		(28,351,679)

Net Assets — 100.0%		$382,064,495

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $33,867,296; cash collateral of $33,755,062 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

A2

PSF MID-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A3